Additional information - condensed financial statements of the Company (Tables)	12 Months Ended
Dec. 31, 2017
Additional information - condensed financial statements of the Company
Condensed Statement of Operations

	For the year ended December 31, 2015	For the year ended December 31, 2016	For the year ended December 31, 2017
	RMB	RMB	RMB

Revenues	—	—	—
Total operating expenses	(65,233)	(4,546)	(10,035)

Loss from operations	(65,233)	(4,546)	(10,035)
Change in fair value of derivatives	39,593	70,882	—
Share of income from subsidiaries	509,243	449,078	476,865
Foreign exchange gain/(loss)	140,110	168,285	(166,705)

Income before income taxes	623,713	683,699	300,125

Net income	623,713	683,699	300,125
Net income attributable to JA Solar Holdings	623,713	683,699	300,125

Comprehensive income	588,675	639,182	304,362

Condensed Statement of Financial Position

	December 31,	December 31,
	2016	2017
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	165	3,544

Total current assets	165	3,544

Investments in subsidiaries	3,274,607	3,755,765
Amount due from subsidiaries	3,313,761	3,038,249

Total assets	6,588,533	6,797,558

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued and other liabilities	30,285	31,629

Total current liabilities	30,285	31,629

Long-term amount due to subsidiaries	97,118	—

Total liabilities	127,403	31,629

Commitments and Contingencies

Shareholders’ equity :
Ordinary shares(US$0.0001 par value; 500,000,000 shares authorized, 237,853,602 and 237,926,352 shares issued and outstanding as of December 31, 2016 and December 31, 2017, respectively)	176	176
Additional paid-in capital	5,651,557	5,651,994
Retained earnings	877,866	1,177,991
Accumulated other comprehensive loss	(68,469)	(64,232)

Total shareholders’ equity	6,461,130	6,765,929

Total liabilities and shareholders’ equity	6,588,533	6,797,558

Condensed Statement of Cash Flows

	For the year ended December 31, 2015	For the year ended December 31, 2016	For the year ended December 31, 2017
	RMB	RMB	RMB
Cash flows from operating activities:
Net Income	623,713	683,699	300,125
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation expense	3,681	420	301
Share of income from subsidiaries	(509,243)	(449,078)	(476,865)
Change in the fair value of derivatives	(39,593)	(70,882)	—
Exchange (gain)/loss	(150,686)	(168,270)	159,499
Changes in operating assets and liabilities:
Decrease in other current assets	2,257	—	—
(Decrease)/increase in other payables to subsidiaries and employees	10	(6,374)	49
Increase in accrued and other liabilities	18,690	141	1,295

Net cash used in operating activities	(51,171)	(10,344)	(15,596)

Cash flows from investing activities:
Loans repayment by subsidiaries	37,206	9,416	751,908
Loans provided to subsidiaries	—	—	(640,988)

Net cash provided by investing activities	37,206	9,416	110,920

Cash flows from financing activities:
Proceeds from exercise of stock options	1,196	—	—
Proceeds from short-term loan from subsidiaries	125,050	—	—
Repurchase of ADS	(139,753)	—	—
Repayment of long-term loan from subsidiaries	(1,583)	—	(96,023)

Net cash used in financing activities	(15,090)	—	(96,023)

Effect of exchange rate changes on cash and cash equivalents	902	23	4,078

Net decrease in cash and cash equivalents	(28,153)	(905)	3,379

Cash and cash equivalents at the beginning of the year	29,223	1,070	165

Cash and cash equivalents at the end of the year	1,070	165	3,544